780 North Water Street Milwaukee, WI 53202-3590 TEL 414-273-3500 Fax 414-273-5198 www.gklaw.com

September 18, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:

Nakoma Mutual Funds (Registration Nos. 333-132392; 811-21865)

Ladies and Gentlemen:

On behalf of Nakoma Mutual Funds (the “Trust”), in lieu of filing the form of Prospectus and the form of Statement of Additional Information as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), in accordance with Rule 497(j) under the Securities Act, we hereby provide you with notice that the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the Prospectus and Statement of Additional Information contained in the most recent amendment to the Trust’s Registration Statement on Form N-1A (i.e., Post-Effective Amendment No. 2 to the Trust’s Registration Statement).  Post-Effective Amendment No. 2 was filed electronically via EDGAR on September 14, 2007.

Please do not hesitate to contact me if you have any questions regarding this letter.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Christopher M. Cahlamer

Christopher M. Cahlamer

cc:

Daniel S. Pickett

Robyn K. Rannow

Benjamin D. Schmidt

Carol A. Gehl

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; WASHINGTON, DC; AND SHANGHAI, PRC

GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.